FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

December 3, 2021

Filed Via EDGAR (CIK #0001022804)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

 RE: FRANKLIN FUND ALLOCATOR SERIES

  File Nos. 333-13601 and 811-07851

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 29, 2021.

Sincerely yours,

FRANKLIN FUND ALLOCATOR SERIES

/s/STEVEN J. GRAY

Steven J. Gray

Vice President and Co-Secretary

SJG/dm